Benefit Plans - Investment of Fair Value of Plan Assets as a Percentage of the Total (Details)	Dec. 31, 2023	Dec. 31, 2022
Benefit Plan
Fair value of plan assets as a percentage of the total was invested	100.00%	100.00%
Equity securities
Benefit Plan
Fair value of plan assets as a percentage of the total was invested	69.20%	70.00%
Debt securities
Benefit Plan
Fair value of plan assets as a percentage of the total was invested	27.50%	27.80%
Cash and cash equivalents
Benefit Plan
Fair value of plan assets as a percentage of the total was invested	3.30%	2.20%